Amounts in Paragraphs - Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Amounts in paragraphs)
Research and development expenses	$ 953	$ 764	$ 639
Research and Development as a Percent of Sales	2.80%	2.50%	2.50%
Cash surrender value of life insurance	$ 380	$ 316
Stock plans, vesting period	3 years